Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents

17 Cash and cash equivalents

	2019 £m	2018 £m

Cash and bank balances	2,256	2,069

Cash equivalents	270	533

	2,526	2,602

The carrying value of cash and cash equivalents approximates their fair value.

Cash and cash equivalents are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	2019 £m	2018 £m

Functional currency	2,199	2,144

US dollar	127	158

Euro	64	174

Other currencies	136	126

	2,526	2,602

In the Group cash flow statement, net cash and cash equivalents are shown after deducting bank overdrafts and accrued interest where applicable, as follows:

	2019 £m	2018 £m

Cash and cash equivalents as above	2,526	2,602

Less overdrafts and accrued interest	(491)	(274)

Net cash and cash equivalents	2,035	2,328

Cash and cash equivalents include restricted amounts of £627 million (2018: £170 million), principally due to exchange control regulations in certain countries and subsidiaries in CCAA protection (note 28).

Cash and cash equivalents also include £14 million (2018: £125 million) of cash that is held as a hedging instrument.